                                                                                                June 28, 2013

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

Re:  Dreyfus State Municipal Bond Funds

       File No.  811-4906

Dear Sir/Madam,

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the fiscal year ended April 30, 2013.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-6903.

                                                                                                            Very truly yours,

                                                                                                            /s/ Benedetto E. Frosina

                                                                                                             Benedetto E. Frosina,

                                                                                                             Paralegal

BF/

Enclosures